Disposal group held for sale (Narrative about acquisition agreement in previous year) (Detail) - Laizhou Wind Power [member] - Shandong Power [member]	Dec. 31, 2019
Disclosure of disposal group held for sale [line items]
Equity interests entitled to request others to repurchase	80.00%
Equity interests intended to sell	80.00%